Merger Agreement	9 Months Ended
Sep. 30, 2020
Merger Agreement [Abstract]
MERGER AGREEMENT

NOTE 2 — MERGER AGREEMENT

On August, 17, 2020, the Hennessy Capital Acquisition Corp. IV, HCAC IV First Merger Sub, Ltd., an exempted company incorporated with limited liability in the Cayman Islands and a direct, wholly owned subsidiary of the Company (“First Merger Sub”), HCAC IV Second Merger Sub, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of the Company (“Second Merger Sub”), and Canoo Holdings Ltd., an exempted company incorporated with limited liability in the Cayman Islands (“Canoo”), entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), pursuant to which (a) First Merger Sub will be merged with and into Canoo (the “First Merger”), with Canoo surviving the First Merger as a wholly owned subsidiary of the Company (Canoo, in its capacity as the surviving corporation of the First Merger, is sometimes referred to as the “Surviving Corporation”); and (b) as soon as practicable, but in any event within 10 days following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Corporation will be merged with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub being the surviving entity of the Second Merger (steps (a) and (b) collectively with the other transactions described in the Merger Agreement, the “Business Combination”).

Canoo operates in the electric vehicle (EV) and advanced mobility sector currently designing, engineering and intending to manufacture vehicles in this sector. Canoo is located in Torrance, California.

The aggregate merger consideration payable to shareholders of Canoo upon closing of the Business Combination (the “Closing”) consists of 175 million newly issued shares of Class A common stock valued at $10.00 per share. In addition, Canoo shareholders have the right to receive up to an additional 15 million shares of the Company’s Class A common stock if certain share price thresholds are achieved within five years of the closing date of the Business Combination. At the Closing, each outstanding ordinary share of Canoo, par value of $0.0001 per share (“Canoo Ordinary Shares”), including each of the outstanding preference shares of Canoo, par value $0.0001 per share, designated as A Series Preference Shares and designated as A-1 Series Preference Shares that will have been converted into Canoo Ordinary Shares immediately prior to the Closing, will be cancelled and automatically converted into the right to receive a pro rata portion of (x) the 175 million shares of Class A common stock of the Company that the Company will issue at the Closing and (y) up to 15 million shares of Class A common stock that may be issued if certain share prices of HCAC Class A common stock are achieved and other conditions set forth in the Merger Agreement are satisfied.

In connection with the execution of the Merger Agreement, on August 17, 2020, the Company entered into separate subscription agreements (the “Subscription Agreements”) with a number of investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to purchase, and the Company has agreed to sell to the PIPE Investors, an aggregate of 32,325,000 shares of Class A common stock, for a purchase price of $10.00 per share and at an aggregate purchase price of $323,250,000, in a private placement (the “PIPE Financing”) in connection with the Business Combination. One of the PIPE Investors is an entity controlled by Daniel J. Hennessy, the Company’s CEO and Chairman of the Board.

The Company and the Sponsor have agreed that, in connection with the consummation of the Business Combination, (i) the Sponsor will exchange all of its 11,739,394 outstanding Private Placement Warrants (Note 5) for 2,347,879 newly issued shares of Class B common stock, (ii) the Sponsor will forfeit an equivalent number of existing shares of Class B common stock to the Company for no consideration, and (iii) if at the Closing the sum of (A)(1) the amount of cash available in the Trust Account, less (2) all amounts to be paid by the Company pursuant to the exercise of redemption rights (Note 1), plus (B) the amount of gross proceeds received by the Company from the PIPE Financing (without, for the avoidance of doubt, taking into account any transaction fees, costs and expenses paid or required to be paid in connection with the Business Combination and the PIPE Financing) is less than $350 million, then 500,000 shares of Class B common stock held by the Sponsor (which shares will automatically convert into shares of Class A common stock at the effective time of the closing) will become unvested and subject to certain vesting conditions if certain share price thresholds are achieved within two years of the closing date of the Business Combination. Following the Closing, the Company intends to change its name to Canoo Inc.

The Closing is subject to certain conditions, including but not limited to the approval of the Company’s stockholders and Canoo’s shareholders of the Merger Agreement. The Merger Agreement may also be terminated by either party under certain circumstances, including upon notice after April 30, 2021. The parties have agreed to customary exclusivity obligations by either party for any reason. The Closing will occur as promptly as practicable, but in no event later than three business days following the satisfaction or waiver of all of the closing conditions contained in the Merger Agreement. The Company anticipates the Closing will occur in the fourth quarter of 2020, but can provide no assurances that the Closing will occur timely or at all.

The Business Combination will be accounted for as a reverse merger in accordance with GAAP. Under this method of accounting, the Company will be treated as the “acquired” company for financial reporting purposes. For accounting purposes, Canoo will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Canoo (i.e., a capital transaction involving the issuance of stock by the Company for the stock of Canoo). Accordingly, the consolidated assets, liabilities and results of operations of Canoo will become the historical financial statements of the Company after closing, and the Company’s assets, liabilities and results of operations will be consolidated with Canoo beginning on the acquisition date. The net assets of the Company will be recognized at historical cost (which is expected to be consistent with carrying value), with no goodwill or other intangible assets recorded.

Additional information regarding the proposed Business Combination and the business and operations of Canoo is available in the Registration Statement on Form S-4 initially filed by the Company with the Securities and Exchange Commission on September 18, 2020 (as amended from time to time, the “Registration Statement”).